Share Based Compensation	12 Months Ended
Dec. 31, 2022
Share Based Payment [Abstract]
SHARE BASED COMPENSATION

NOTE 17 - SHARE BASED PAYMENT:

In December 2019, the Company established a share option plan (the “Plan”). Under the Plan, total of 602,989 options were granted until December 31, 2022. As of December 31, 2022, a total of 500,772 options to subscribe Ordinary Shares that have been granted to employees, consultants and directors are outstanding.
A total of 3,707,542 RSUs that have been granted to employees, consultants and directors, 1,895,808 RSUs are vested as of December 31, 2022.

On April 20, 2020 a total of 478,747 options to subscribe Ordinary Shares have been granted to employees and consultants. The exercise price per share to 123,719 and 355,029 options was USD 0.0029 (AUD 0.052) and USD 2.67 (AUD 4.2), respectively. The vesting period is up to 3 years from the grant date, according to the various vesting periods: from an immediate one and up to 3 years. Contractual life of the options under the Plan is 10 years. The options were granted under section 102 of the Israeli Tax Ordinance which enables the employee to pay 25% of capital gain tax upon exercise.  In October 2020, 73,380 options were canceled.

On December 17, 2020, the Israeli Taxes Authority (ITA) approved a ruling request from the Company for a tax-free amendment of the commercial terms of the outstanding options, including (i) a reduction of the exercise price to NIS 0.37 per share, and (ii) a shortening of the vesting schedules.

The Company implemented IFRS 2-Share based payment on options terms change.

On December 20, 2020, the board of directors granted a total of 56,653 options to subscribe Ordinary Shares to employees and consultants. The vesting period is up to 3 years from the grant date. The exercise price per share was NIS 0.37.

Contractual life of the options under the Plan is 10 years. The options were granted under section 102 of the Israeli Tax Ordinance which enables the employee to pay 25% of capital gain tax upon exercise.

On February 21, 2021, the Company’s board of directors approved a grant of 13,605 non-tradable shares options which are exercisable to 13,605 Ordinary shares to employees and a total of 21,768 share options which are exercisable to 21,768 Ordinary Shares to consultants. The vesting period is three years commencing on the grant date. The exercise price per share was NIS 0.37($0.12). The contractual life of the options under the Plan is ten years. The options to employees were granted under Section 102 of the Israeli Tax Ordinance, which enables the employee to pay a 25% capital gain tax upon exercise.

On March 16, 2021, the Company’s board of directors approved a grant of 81,633 non-tradable shares options to a director, which are exercisable to 81,633 Ordinary Shares. The share options vesting period is up to three years from the grant date. The exercise price per share was NIS 0.37 ($0.12). The contractual life of the options under the Plan is ten years. The options were granted under Section 102 of the Israeli Tax Ordinance, which enables the employee to pay a 25% capital gain tax upon exercise.

On August 12, 2021, the Company’s board of directors resolved to increase the pool of options available under the Plan to 25% of the Company’s equity, on a fully diluted basis. As a result of the increase, the number of authorized Ordinary Shares available pursuant the Plan was 4,180,898.

On November 2, 2021, the Company’s board of directors approved a grant of 2,658,188 RSUs to employees and officers. The RSUs represents the right to receive Ordinary Shares at a future time and vest over a period of three years. The RSUs were granted under Section 102 of the Israeli Tax Ordinance, which enables the employee to pay a 25% capital gain tax upon exercise.

On November 2, 2021, the Company’s board of directors approved a grant of 10,000 RSUs to the Company’s advisory board. The RSUs represents the right to receive Ordinary Shares at a future time and vest over a period of three years.

On March 24, 2022, the Company’s board of directors approved a grant of 536,141 RSUs to employees and a grant of 22,500 RSUs to the Company’s advisory board members and an additional consultant. The RSUs represent the right to receive Ordinary Shares at a future time. 555,500 of the RSUs in this grant, vest over a period of three years, with a 1-year cliff period, and 3,141 RSUs vested immediately on the grant date. The RSUs to employees were granted under Section 102 of the Israeli Tax Ordinance, which enables the employee to pay a 25% capital gain tax upon exercise.

On March 24, 2022, the Company’s board of directors approved a grant of 29,400 Ordinary Shares options to medical board members, which are exercisable to 29,400 Ordinary Shares. The share options vesting period is up to three years from the grant date. The exercise price per share was NIS 10.84 ($3.08). The contractual life of the options under the Plan is ten years.

On April 6, 2022, the Company’s board of directors approved a grant of 285,713 fully vested RSUs to an officer. The RSUs represent the right to receive Ordinary Shares. The RSUs were granted under Section 102 of the Israeli Tax Ordinance, which enables the employee to pay a 25% capital gain tax upon exercise.

On May 19, 2022, the Company’s board of directors approved a grant of 30,000 RSUs to an employee. The RSUs represent the right to receive Ordinary Shares at a future time and vest over a period of three years, with a 1-year cliff period, commencing on the grant date. The RSUs were granted under Section 102 of the Israeli Tax Ordinance, which enables the employee to pay a 25% capital gain tax upon exercise.

On November 22, 2022, the Company’s board of directors approved a grant of 165,000 RSUs to employees. The RSUs represent the right to receive Ordinary Shares at a future time and vest over a period of three years, with a 1-year cliff period, commencing on the grant date. The RSUs were granted under Section 102 of the Israeli Tax Ordinance, which enables the employee to pay a 25% capital gain tax upon exercise.

The fair value of all granted options was estimated by using the Black Scholes model, which was aimed to model the value of the Company’s assets over time. The simulation approach was designed to take into account the terms and conditions of the share options, as well as the capital structure of the Company and the volatility of its assets, on the date of grant based on certain assumptions. Those conditions are, among others:

(i)	The expected volatility is between 50%-52.4%

(ii)	The dividend rate 0%; and

(iii)	Expected term – three years.

The valuation was completed with the assistance of an independent valuator based on management’s assumptions.

During the year ended December 31, 2022, the Company recorded share based payment expenses to employees, directors and subcontractors in the amount of 4,879.

 The options to services providers and advisers outstanding as of December 31, 2022, as follows:

	Year ended December 31, 2022
	Number of options	Weighted average Exercise price NIS

Outstanding at beginning of year	87,833	0.37
Granted	29,400	10.84
Exercised	(2,721)	0.37
Forfeited	-	-
Outstanding as of December 31, 2022	114,512	3.058
Exercisable options	82,257	0.71

During the year ended December 31, 2022, the Company recorded share based payment expenses of option to services providers and advisers in the amount of 54.

The RSUs to services providers and advisers outstanding as of December 31, 2022 as follows:

Number of RSUs
Outstanding at beginning of year	10,000
Granted	22,500
Vested	(14,234)
Outstanding as of December 31, 2022	18,266
Vested as of December 31, 2022	14,234

During the year ended December 31, 2022, the Company recorded share based payment expenses of RSUs to services providers and advisers in the amount of 33.

The options to employees and directors outstanding as of December 31, 2022, as follows:

	Year ended December 31, 2022
	Number of options	Weighted average Exercise price NIS

Outstanding at beginning of year	448,120	0.37
Exercised	4,309	0.37
Forfeited	(57,551)	0.37
Outstanding as of December 31, 2022	386,260	0.37
Exercisable options	342,757	0.37

During the year ended December 31, 2022, the Company recorded share based payment expenses of options to employees and directors in the amount of 174

The RSUs to employees and directors outstanding as of December 31, 2022, as follows:

Number of RSUs
Outstanding at beginning of year	2,002,587
Granted	1,016,854
Forfeited	(65,626)
Vested	(1,225,973)
Outstanding as of December 31, 2022	1,727,842
Vested as of December 31, 2022	1,881,574

During the year ended December 31, 2022, the Company recorded share based payment expenses of RSUs to employees and directors in the amount of 4,618.

The options to services providers and advisers outstanding as of December 31, 2021, as follows:

	Year ended December 31, 2021
	Number of options	Weighted average Exercise price NIS

Outstanding at beginning of year	165,987	0.37
Reclassified to employees and directors	(71,260)	0.37
Granted	16,326	0.37
Exercised	(20,086)	0.37
Forfeited	(3,134)	0.37
Outstanding as of December 31, 2021	87,833	0.37
Exercisable options	62,715	0.37

The RSUs to services providers and advisers outstanding as of December 31, 2021, as follows:

Number of RSUs
Outstanding at beginning of year	-
Granted	10,000
Outstanding as of December 31, 2021	10,000
Exercisable RSUs	-

The options to employees and directors outstanding as of December 31, 2021, as follows:

	Year ended December 31, 2021
	Number of options	Weighted average Exercise price NIS

Outstanding at beginning of year	296,038	0.37
Reclassified to employees and directors	71,260	0.37
Granted	95,238	0.37
Exercised	(4,544)	0.37
Forfeited	(9,872)	0.37
Outstanding as of December 31, 2021	448,120	0.37
Exercisable options	347,069	0.37

The restricted shares units to employees and directors outstanding as of December 31, 2021, as follows:

Number of RSUs
Outstanding at beginning of year	-
Granted	2,658,188
Vested	(655,601)
Outstanding as of December 31, 2021	2,002,587